EMPLOYEE DEFINED CONTRIBUTION PLAN (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
PRC
EMPLOYEE DEFINED CONTRIBUTION PLAN
Contributions to defined contribution plans	¥ 58,623	$ 8,500	¥ 51,107	¥ 28,228
Singapore
EMPLOYEE DEFINED CONTRIBUTION PLAN
Contributions to defined contribution plans	¥ 0		¥ 0	¥ 106